SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Energy Vault, Inc. and its wholly owned subsidiary, Energy Vault SA. All intercompany balances and transactions have been eliminated in consolidation.

Basis of Accounting

Basis of Accounting

The accompanying consolidated financial statements have been prepared on an accrual basis of accounting in accordance with US GAAP and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding financial reporting. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the periods presented herein have been reflected.

The Company has reclassified $123,414 of accrued expenses that related to asset retirement obligation in the consolidated financial statement as of December 31, 2020 to a separate financial line item to confirm to the current year presentation. This reclassification had no impact on previously net loss, equity, or net change in cash and cash equivalents for any year or interim period.

The Company has reclassified $604,892 of prepayments in the consolidated financial statement as of and for the year ended December 31, 2021 to correct an immaterial classification error in inventory as of December 31, 2020. This reclassification did not have any effect on net loss or comprehensive loss for any year or interim period. See Note 4 and 6 for additional discussion of the reclassification of inventory balances to prepaid expenses and other current assets, and property and equipment.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash. Risks associated with cash are mitigated by banking with creditworthy institutions. Such balances with any one institution may, at times, be in excess of federally insured amounts (currently $250,000 per depositor). The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk due to its accounts being held with large, well-known financial institution.

Other Risk and Uncertainties

Other Risk and Uncertainties

The Company is subject to a number of risks similar to other early-stage clean energy companies, including, but not limited to, the need to obtain sufficient funding to support the significant capital spending required to develop the Prototype, competitors developing new technological innovations, the need to successfully commercialize and gain market acceptance of the Company’s products, and protection of proprietary technology, among others. These risks could be further complicated by the ongoing COVID-19 pandemic described below.

The spread of the COVID-19 virus during the quarter ended March 31, 2020 had caused an economic downturn on a global scale, as well as significant volatility in the financial markets. In March 2020, the World Health Organization declared spread of the COVID-19 virus a pandemic. Government reactions to the public health crisis with mitigation measures had created significant uncertainties in the U.S. and global economies. The COVID-19 pandemic caused delays in the construction of the Prototype in Switzerland due to Government mandated temporary stay-at-home and quarantine orders; however, it did not significantly impact the Company’s other core operations such as research and development and fund raising. The extent to which the COVID-19 pandemic impacts the Company’s business, operations and financial results will depend on numerous evolving factors that management may not be able to accurately predict, and which may cause the actual results to differ from the estimates and assumptions that are required to be made in the preparation of consolidated financial statements according to U.S. GAAP.

Foreign Currency

Foreign Currency

Assets and liabilities denominated in a foreign currency are translated into U.S dollars using the exchange rates in effect at the balance sheet date. Revenue and expense accounts are translated at the average exchange rates during the periods. The impact of exchange rate fluctuations from translation of assets and liabilities is included in accumulated other comprehensive income, a component of stockholder’s equity. Gains and losses resulting from foreign currency transactions are included in other income (expense), net in the accompanying consolidated statements of operations.

Fair Value Measurements

Fair Value Measurements

ASC Topic 820, “Fair Value Measurement” (“ASC 820”), establishes a fair value hierarchy for instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value as follows:

Level I — Inputs which include quoted prices in active markets for identical assets and liabilities.

Level II — Inputs other than Level I that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level III — Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Segment Reporting	Segment Reporting The Company has a single operating and reportable business segment.
Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company evaluates its assumptions on an ongoing basis. The Company’s management believes that the estimates, judgment, and assumptions used are reasonable based upon information available at the time they are made. Significant estimates made by management include, among others, valuation of inventory, pension obligation, fair value of financial instruments including embedded derivatives, stock-based compensation, valuation of deferred income tax assets, and the estimated useful life of long-lived assets. Due to the inherent uncertainty involved in making assumptions and estimates, changes in circumstances, including those arising from the impacts of the COVID-19 pandemic, could result in actual results differing from those estimates, and such differences could be material to the Company’s consolidated financial condition and results of operations.

Cash and Cash Equivalents

Cash and Cash Equivalents

At December 31, 2021 and 2020, the Company had cash balances of $15.6 million and $2.4 million, respectively. Cash equivalents that are readily convertible to cash and are stated at cost, which approximates fair value. The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. At December 31, 2021 and 2020, the Company maintained two money market accounts totaling $5.3 million and $7.7 million respectively ; and a cash sweep account invested primarily in US Treasury and other short term securities totaling $84.2 million and $0, respectively.

Inventory, Long Term

Inventory, Long Term

In 2020, the Company’s long-term inventory consisted of costs incurred to construct Evie 35 MWh Storage System (“EV1 CDU”), which the Company intended to sell to its customer in the future. Inventory is valued at the lower of cost, determined on a first in first out basis, or net realizable value. Provisions for excess and obsolete inventories are charged to cost of sales and are permanent reductions to the carrying value of inventories. There were no inventory reserves as of December 31, 2020.

Due to the technology advancement in 2021, the Company identified next generation product design technology and began migrating to the newer model known as EVx. As a result, the Company suspended further development of EV1 CDU prototype and reclassed majority of its inventory to property and equipment. The EV1 CDU prototype will continue to be used for the purpose of demonstration and testing. See Note 6 for additional discussion of the reclassification of inventory balances to property and equipment.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets. The useful lives of property and equipment are as follows:

Brick Machines	6 years
Vehicles	4 years
Office equipment	7 years
Computer equipment	3 years
Demonstration & test equipment	2.25 years
Leasehold improvements	Shorter of remaining lease-term or estimated life of the assets

Maintenance and repairs are charged to expense as incurred. When assets are retired or sold, the cost and related accumulated depreciation are removed from the consolidated balance sheet and any resulting gain or loss is reflected in operating expenses in the period realized.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets, primarily comprised of property and equipment, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparison of the carrying amount to the future undiscounted net cash flows which the assets are expected to generate. If the carrying value of the assets exceeds the sum of the estimated future cash flows, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceed their fair value. In 2020, the Company reported an impairment of leasehold improvements of $27,696 related to architecture design fee of an office location; the Company incurred the cost before the lease negotiation was terminated. There was no such impairment of long-lived assets in 2021.

Asset Retirement Obligations

Asset Retirement Obligations

The Company recognizes the estimated liability for future costs associated with dismantling and removal of the demonstration and test equipment to return the leased land to its original condition at the end of the lease term. The Company accounts for asset retirement obligations (“ARO”) by recording the fair value of the dismantling and removal obligations when incurred. Upon initial recognition of an ARO, the Company increases the carrying amount of the associated long-lived asset by the same amount as the liability. Over time, the liability is accreted for the change in the present value (accretion expense). The initial capitalized cost, net of salvage value, is depleted over the shorter of either the lease term or the estimated useful life of the asset through a charge to general & administrative expense. If the fair value of the estimated ARO changes, an adjustment is recorded to both the asset retirement obligation and the asset retirement cost. Revisions in estimated liabilities can result from, among other things, changes in retirement costs or the estimated timing of settling ARO. At the time the dismantling and removal cost are incurred, the Company is required to recognize a gain or loss if the actual costs do not equal the estimated costs included in ARO.

Research and Development Expenses

Research and Development Expenses

Research and development costs are expensed as incurred. Research and development costs consist of salaries and other personnel related expenses, engineering expenses, product development costs and facility costs.

Derivative Instruments

Derivative Instruments

A derivative is an instrument whose value is “derived” from an underlying instrument or index such as a future, forward, swap, option contract, or other financial instrument with similar characteristics, including certain derivative instruments embedded in other contracts (“embedded derivatives”) and for hedging activities. As a matter of policy, the Company does not invest in financial derivatives or engage in hedging transactions. However, the Company has entered into complex financing transactions that involve financial instruments containing certain features that have resulted in the instruments being deemed derivatives or containing embedded derivatives. Derivatives and embedded derivatives, if applicable, are measured at fair value using estimated cash flows, Black-Scholes, or Monte Carlo pricing model and marked to market with the changes in fair value reflected on the consolidated statement of operations as other (income) expense at each reporting period. However, such new and/or complex instruments may have immature or limited markets. As a result, the pricing models used for valuation of derivatives often incorporate significant estimates and assumptions, which may impact the level of precision in the financial statements. Furthermore, depending on the terms of a derivative or embedded derivative, the valuation of derivatives may be removed from the financial statements upon conversion of the underlying instrument into some other security.

Defined Benefit Pension Obligation

Defined Benefit Pension Obligation

The Company’s wholly owned subsidiary in Switzerland has a defined benefit pension obligation covering retirement and other long-term benefits of the local employees. Accrued pension costs are developed using actuarial principles and assumptions which consider a number of factors, including estimates for the discount rate, expected long-term rate of return on assets and mortality. Changes in these estimates would impact the amounts that the Company records in the consolidated financial statements.

Revenue Recognition	Revenue Recognition On January 1, 2018, the Company adopted ASC Topic 606, “Revenue from Contracts with Customers.” As of December 30, 2021 and 2020, the Company has not recognized any revenue.
Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with ASC Topic 740, “Income Taxes” (“ASC 740”). ASC 740 prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates that will be in effect when the differences are expected to reverse.

Deferred income tax balances reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their tax bases and are stated at enacted tax rates expected to be in effect when taxes are actually paid or recovered. Deferred tax assets are evaluated for future realization and reduced by a valuation allowance to the extent the Company believes they will not be realized.

Comprehensive Loss

Comprehensive Loss

Assets and liabilities of the Switzerland subsidiary that operates in a local currency environment, where the foreign local currency is the functional currency, are translated into U.S. dollars at the exchange rates in effect at the balance sheet date, with the resulting translation adjustments recorded to a separate component of accumulated other comprehensive income (loss). Income and expense accounts are translated at the average exchange rates during the year. For the year ended December 31, 2021 and 2020, foreign currency translation gain (loss) was $1.5 million and ($1.3) million, respectively.

The Company has an intercompany loan receivable (the “Loan”) from its Swiss Subsidiary since December 19, 2017. As of September 30, 2021, the Loan balance totaled $40.6 million. At issuance, the Company treated the Loan as a monetary account with changes in the exchange rate between US dollar and Swiss Francs recognized as a foreign currency adjustment in the income statement. On October 1, 2021, the Company recharacterized the Loan as a long-term investment in the Subsidiary due to the shift in business strategy and the loan settlement is not planned in the foreseeable future. The unrealized gains or losses of intercompany foreign currency transactions that are of a long-term investment nature were reported in other accumulated comprehensive income (loss) prospectively on October 1, 2021 and no adjustments were made for the prior periods.

Transactions in currencies other than each entity’s functional currency are recorded using the exchange rates prevailing at the dates of the transactions. Exchange adjustments arising from the difference between the date a transaction was recognized and the date in which it was settled are recognized in the accompanying consolidated statements of operations and comprehensive loss as other income (expense).

Other comprehensive loss is reflected in the consolidated statements of stockholders’ equity (deficit) and is separately identified on the consolidated statement of operations and comprehensive loss. It consists of cumulative foreign currency translation adjustments, net of taxes, and actuarial loss on pensions.

Net Loss Per Share of Common Stock

Net Loss Per Share of Common Stock

Basic net loss per share of common stock is calculated by dividing net loss by the weighted average number of common shares outstanding for the applicable period. Diluted net loss is computed based on the weighted average number of common shares outstanding increased by the number of additional shares that would have been outstanding had the potentially dilutive common shares been issued, including any dilutive effect from convertible preferred stock, outstanding stock options or unvested restricted common stock, and reduced by the number of shares the Company could have repurchased with the proceeds from the issuance of the potentially dilutive shares. Potentially dilutive instruments are excluded from the per share calculation because the Company is in a net loss position and they would therefore be anti-dilutive.

The Company follows the two-class method when computing net loss per share for periods when issued shares that meet the definition of participating securities are outstanding. The two-class method calls for the calculation of net loss per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income available to common stockholders to be allocated between common and participating securities based upon their respective rights to received dividends as if all income for the period had been distributed. Net losses are not allocated to the Company’s preferred stockholders as they do not have an obligation to share in the Company’s net losses.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation arrangements in accordance with ASC Topic 718, “Stock Compensation”. The Company measures its stock option awards based on the estimated fair values of the awards as of the grant date using the Black-Scholes option-pricing model. Compensation expense is recognized over the requisite service period (usually the vesting period) on a straight-line basis and is adjusted for actual forfeitures of unvested awards as they occur.

On January 1, 2018, the Company adopted Accounting Standard Update (“ASU”) No. 2018-07 that expands the scope of existing share-based compensation guidance for employees. The standard includes share-based payment transactions for acquiring goods and services from nonemployees, whereby share-based payments to nonemployees are measured and recorded at the fair value of the equity instruments that an entity is obligated to issue on the grant date.

Leases

Leases

Leases for the Right-of-use (“ROU”) assets are classified as either an operating or finance lease. Upon commencement of the lease, a ROU asset and corresponding lease liability are recognized for all operating and finance leases. The Company has elected the short-term lease exemption, which does not require a ROU asset or lease liability to be recognized when the lease term is 12 months or less and does not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise. The Company has decided not to elect the policy to not separate lease and non-lease component in arrangements whereby the Company is the lessee.

Upon commencement of the lease, ROU assets are recognized based on the initial measurement of the lease liability and adjusted for any lease payments made before commencement date of the lease, less any lease incentives and including any initial direct costs incurred. Lease liabilities are initially measured at the present value of future minimum lease payments over the lease term.

The discount rate used to determine the present value is the rate implicit in the lease unless that rate cannot be determined, in which case Company’s incremental borrowing rate is used, which is based on the estimated interest rate for collateralized borrowing over a similar term of the lease at commencement date.

Rights to extend or terminate a lease are included in the lease term when there is reasonable certainty the right will be exercised. Factors used to assess reasonable certainty of rights to extend or terminate a lease include current and forecasted lease improvement plans, anticipated changes in development strategies, historical practice in extending similar contracts and current market conditions.

Operating lease ROU assets and liabilities are subsequently measured at the present value of the lease payments not yet paid and discounted at the initial discount rate at commencement of the lease, less any impairments to the ROU asset. Operating lease expense is recognized on a straight-line basis over the lease term. Finance lease ROU assets are amortized on a straight-line basis over the estimated useful life of the asset if the lessee is reasonably certain to exercise a purchase option or ownership of the leased asset transfers at the end of the lease term, otherwise the leased assets are amortized over the lease term. Amortization of finance lease ROU assets is included in depreciation and amortization.

Emerging Growth Company

Emerging Growth Company

Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised, and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

This may make comparison of the Company’s consolidated financial statement with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Recent Accounting Pronouncements Adopted and Not Yet Adopted

Recent Accounting Pronouncements Adopted

In August 2018, the FASB issued Accounting Standards Update No. 2018-15, Goodwill and Other -  Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract (“ASU 2018-15”). In discussing the topic of cloud computing accounting, ASU 2018-15 aligns the accounting for costs incurred to implement a cloud computing arrangement that is a service arrangement with the guidance on capitalizing costs associated with developing or obtaining internal-use software. ASU 2018-15 is effective for financial statements issued for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Early adoption is permitted. The Company adopted the standard on January 1, 2021 on a prospectively basis without a material impact to the consolidated financial statements.

In August 2018, the FASB issued ASU 2018-14, “Compensation - Retirement Benefits - Defined Benefit Plans - General” which amends ASC 715. This update includes adding, clarifying and removing various disclosure requirements related to defined benefit pension and other postretirement plans. The amendments are effective for fiscal years ending after December 15, 2020. Early adoption is permitted. The Company adopted the ASU on January 1, 2021 without a material impact to the consolidated financial statements.

Recent Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. ASU 2016-13 amends the impairment model to utilize an expected loss methodology in place of the currently used incurred loss methodology, which will result in the more timely recognition of losses. The new accounting standard will be effective for the fiscal year beginning on January 1, 2023, including interim periods within that year. The Company does not expect that adoption of this standard will have a material impact on its consolidated financial statements.

In August 2020, FASB issued ASU No. 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). ASU 2020-06 simplifies the accounting for convertible instruments. In addition to eliminating certain accounting models, this ASU includes improvements to the disclosures for convertible instruments and earnings-per-share (EPS) guidance and amends the guidance for the derivatives scope exception for contracts in an entity’s own equity. ASU 2020-06 is effective for fiscal years beginning after December 15, 2021. The Company is still evaluating the effects that the requirements of this ASU will have on its consolidated financial statements.

In December 2020, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which simplifies the accounting for income taxes. ASU 2019-12 is effective for nonpublic entities for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.